Cover	Oct. 23, 2026
Cover [Abstract]
Entity Registrant Name	VolitionRx Limited
Entity Central Index Key	0000093314
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 23, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36833
Entity Tax Identification Number	91-1949078
Entity Address Address Line 1	1489 West Warm Springs Road
Entity Address Address Line 2	Suite 110
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89014
City Area Code	512
Local Phone Number	774-8930
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VNRX
Security Exchange Name	NYSE